As filed with the Securities and Exchange Commission on October 20, 2011

1933 Act Registration No. 333-162441 1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 23	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No. 24		[X]

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)

100 International Drive
Baltimore, Maryland 21202
(Address of principal executive offices)

Registrant's telephone number, including area code: (410) 539-0000

Name and address of agent for service:		Copy to:

RICHARD M. WACHTERMAN, ESQ. Legg Mason & Co., LLC 100 International Drive Baltimore, Maryland 21202 (Name and address of agent for service)		ARTHUR C. DELIBERT, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on November 22, 2011, pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	on _______, pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on_______, pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:  This Post-Effective Amendment No. 23 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate November 22, 2011 as the new effective date for Post-Effective Amendment No. 20 filed pursuant to Rule 485(a) under the Securities Act on June 10, 2011. This Amendment relates solely to the Legg Mason BW Classic Large Cap Value Fund (the “Fund”), a series of Legg Mason Global Asset Management Trust (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant‘s registration statement relating to any other series of the Registrant.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Contents of Registration Statement
Part A.

The Prospectus of the Fund is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on June 10, 2011 (0000898432-11-000762) (“PEA 20”).

Part B.

The Statement of Additional Information of the Fund is incorporated by reference to PEA 20.

Part C. - Other Information

Signature Page

Legg Mason Global Asset Management Trust

Part C.		Other Information

Item 28.		Exhibits

(a)	(i)	Certificate of Trust (11)
	(ii)	Amended and Restated Declaration of Trust (12)
	(iii)	Amended Schedules A and B to the Amended and Restated Declaration of Trust (22)

(b)	Bylaws, as amended and restated (12)

(c)
Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Amended and Restated Declaration of Trust, as amended, and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)	(i)	Management Agreement – Legg Mason International Opportunities Bond Fund (12)
	(ii)	Subadvisory Agreement – Legg Mason International Opportunities Bond Fund (12)
	(iii)	Management Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund (12)
	(iv)	Advisory Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund (12)
	(v)	Subadvisory Agreement – Legg Mason Manager Select Large Cap Growth Fund (12)
	(vi)	Schedule of Subadvisory Agreements Omitted From Registration Statement - Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund (12)
	(vii)	Management Agreement – Legg Mason Strategic Real Return Fund (13)
	(viii)	Advisory Agreement – Legg Mason Strategic Real Return Fund (13)
	(ix)	Subadvisory Agreement with Batterymarch Financial Management, Inc. – Legg Mason Strategic Real Return Fund (13)
	(x)	Subadvisory Agreement with ClearBridge Advisors, LLC – Legg Mason Strategic Real Return Fund (13)
	(xi)	Subadvisory Agreement with Western Asset Management Company – Legg Mason Strategic Real Return Fund (13)
	(xii)	Subadvisory Agreement with Western Asset Management Company Limited in London – Legg Mason Strategic Real Return Fund (13)
	(xiii)	Subadvisory Agreement with Western Asset Management Company Ltd. in Japan – Legg Mason Strategic Real Return Fund (13)
	(xiv)	Management and Advisory Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (15)
	(xv)	Subadministration Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (15)
	(xvi)	Management Agreement – Legg Mason BW Diversified Large Cap Value Fund (16)
	(xvii)	Subadvisory Agreement – Legg Mason BW Diversified Large Cap Value Fund (16)
	(xviii)	Management Agreement – Legg Mason BW Absolute Return Opportunities Fund (18)
	(xix)	Subadvisory Agreement – Legg Mason BW Absolute Return Opportunities Fund (18)
	(xx)	Form of Management Agreement – Legg Mason BW Classic Large Cap Value Fund (21)
	(xxi)	Form of Subadvisory Agreement – Legg Mason BW Classic Large Cap Value Fund (21)

(e)	(i)	Distribution Agreement (12)

(ii)
Amended Appendix A to the Distribution Agreement.  Appendix A to the Distribution Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund.  Prior to this filing becoming effective, it is intended that Appendix A to the Distribution Agreement will be amended to add Legg Mason BW Classic Large Cap Value Fund (16)

	(iii)	Anti-Money Laundering Delegation Agreement (12)
(iv)
Amended Attachment A to the Anti-Money Laundering Delegation Agreement. Attachment A to the Anti-Money Laundering Delegation Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund. Prior to this filing becoming effective, it is intended that Attachment A to the Anti-Money Laundering Delegation Agreement will be amended to add Legg Mason BW Classic Large Cap Value Fund (16)

	(v)	Form of Dealer Agreement (4)

(f)	Bonus, profit sharing or pension plans -- none

(g)	(i)	Custodian Agreement (12)
(ii)
Amended Appendix A to the Custodian Agreement. Appendix A to the Custodian Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund.  Prior to this filing becoming effective, it is intended that Appendix A to the Custodian Agreement will be amended to add Legg Mason BW Classic Large Cap Value Fund (16)

(h)	(i)	Transfer Agency and Services Agreement (8)
(ii)
Amended Schedule A to the Transfer Agency and Services Agreement.  Schedule A to the Transfer Agency and Services Agreement was amended on February 25, 2011 to add Legg Mason BW Absolute Return Opportunities Fund.  Prior to this filing becoming effective, it is intended that Schedule A to the Transfer Agency and Services Agreement will be amended to add Legg Mason BW Classic Large Cap Value Fund (16)

	(iii)	Board Resolutions regarding expense limitation arrangements for Legg Mason BW Absolute Return Opportunities Fund and Legg Mason Strategic Real Return Fund (20)
	(iv)	Board Resolutions regarding expense limitation arrangements for Legg Mason BW International Opportunities Bond Fund (21)
	(v)	Board Resolutions regarding expense limitation arrangements for Legg Mason BW Classic Large Cap Value Fund – to be filed in a subsequent amendment

(i)	Opinion of counsel – to be filed in a subsequent amendment

(j)	Consent of Independent Registered Public Accounting Firm – to be filed in a subsequent amendment

(k)	Financial statements omitted from Item 28 – not applicable

(l)	Agreement for providing initial capital (12)

(m)
Amended Shareholder Services and Distribution Plan. Prior to this filing becoming effective, it is intended that Appendix A to the Amended Shareholder Services and Distribution Plan will be amended to add Legg Mason BW Classic Large Cap Value Fund and the distribution and service fees of its classes, as set forth in Legg Mason BW Classic Large Cap Value Fund’s statement of additional information (21)

(n)	Multiple Class Plan pursuant to Rule 18f-3 (15)

(o)	Reserved.

(p)	Code of Ethics for the funds, their investment advisers, and their principal underwriter

	(i)	Legg Mason & Co., LLC (23)
	(ii)	Batterymarch Financial Management, Inc. (5)

(iii)	Brandywine Global Investment Management, LLC (3)
(iv)	ClearBridge Advisors, LLC (10)
(v)	Legg Mason Capital Management, LLC (6)
(vi)	Western Asset Management Company (7)
(vii)	Western Asset Management Company Limited in London (7)
(viii)	Western Asset Management Company Ltd. in Japan (7)

------------------------------------------------------

(1)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.

(2)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.

(3)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 28, 2006.

(4)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.

(5)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.

(6)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.

(7)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 116 to the Registration Statement of Legg Mason Partners Income Trust, SEC File No. 2-96408, filed September 12, 2008.

(8)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.

(9)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 26, 2009.

(10)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed August 26, 2009.

(11)                 Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.

(12)                 Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 30, 2009.

(13)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2010.

(14)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed March 16, 2010.

(15)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 23, 2010.

(16)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 20, 2010.

(17)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 15, 2010.

(18)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 25, 2011.

(19)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 28, 2011.

(20)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed March 25, 2011.

(21)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed April 25, 2011.

(22)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 10, 2011.

(23)                 Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 033-37971, filed July 26, 2011.

Item 29.                 Persons Controlled by or under Common Control with Registrant - None

Item 30.                 Indemnification

Reference is made to Article 9 of Registrant’s Amended and Restated Declaration of Trust, which provides, in summary, that to the extent permitted by law, officers and trustees shall be indemnified by Registrant against liabilities and expense incurred by such persons in connection with claims, actions, suits, or proceedings arising out of their offices or duties of employment.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.                      Business and Other Connections of Investment Adviser

(a)           Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of LMPFA have been engaged as director, officer, employee, partner, or trustee.

Ted P. Becker	CCO, LMPFA
Vice President, Legg Mason, Inc.

R. Jay Gerken	Chairman, President and CEO, LMPFA
Director, Chairman, President and CEO, Citi Funds
President and CEO, SBFM

Thomas C. Mandia	Secretary, LMPFA
Secretary, Citi Funds
Secretary, SBFM

Thomas C. Merchant	Vice President and Assistant Secretary, LMPFA
Secretary, Brandywine
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower

Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

Robert B. Shepler	Senior Vice President, LMPFA
Director and Senior Vice President, Citi Funds
Senior Vice President, SBFM

(b)           Legg Mason Global Asset Allocation, LLC (“LMGAA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of LMGAA have been engaged as director, officer, employee, partner, or trustee.

(c)           Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

William L. Elcock	CEO and Director, Batterymarch
Director, Batterymarch GP, LLC
Investment Officer, SBFM
Investment Officer, CFM

Francis X. Tracy	President, Treasurer, Secretary and CFO, Batterymarch
Director, President, Treasurer, and Secretary, Batterymarch GP, LLC

(d)           Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.

Thomas C. Merchant	Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH

Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

 (e)           ClearBridge Advisors, LLC (“Clear Adv”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of Clear Adv have been engaged as director, officer, employee, partner, or trustee.

Jeffrey A. Nattans
Manager, Clear Adv
Director, LMCM
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Peter E. Sundman	Manager, President and CEO, Clear Adv Manager, President and CEO, Clear Asset

(f)           Legg Mason Capital Management, LLC (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Thomas C. Merchant	Secretary, LMCM
Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA

Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

William H. Miller III	Chairman, CIO and Director, LMCM
Managing Member, LMM

Jennifer W. Murphy	Director, President, CEO and CFO, LMCM
COO, LMM

Jeffrey A. Nattans	Director, LMCM
Manager, Clear Adv
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia

Director, WAM Singapore

(g)           Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAM
Director, LMCM
Manager, Clear Adv
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(h)           Western Asset Management Company Limited in London (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAMCL
Director, LMCM
Manager, Clear Adv
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(i)           Western Asset Management Company Ltd. in Japan (“WAM Tokyo”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of WAM Tokyo have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Director, WAM Tokyo
Director, LMCM

Manager, Clear Adv
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAMCL
Director, WAM
Director, WAM Australia
Director, WAM Singapore

Addresses for Item 31:

3040692 Nova Scotia Company (“NS”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

The Baltimore Company (“The Baltimore Co”)
100 International Drive
Baltimore, MD 21202

Bartlett & Co.  (“Bartlett”)
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. (“Batterymarch”)
200 Clarendon Street
Boston, MA 02116

Batterymarch GP, LLC
200 Clarendon Street
Boston, MA 02116

BMML, Inc. (“BMML”)
100 International Drive
Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104

Brandywine Global Investment Management (“BGIM”)
Level 9, Leaf B, Tower 42
25 Old Broad Street
London, England EC2N 1HQ

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore

BRE Group, Inc. (“BRE”)
36 East Fourth Street
Cincinnati, OH 45202

Citi Fund Management Inc. (“Citi Funds”)
100 First Stamford Place
Stamford, CT 06902-6729

Clearbridge Advisors, LLC (“Clear Adv”)
620 Eight Avenue
New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eight Avenue
New York, NY 10018

Fairfield Group, Inc. (“FG”)
200 Gibraltor Road
Horsham, PA 19044

Gray Seifert & Co (“GS”)
100 International Drive
Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)
100 International Drive
Baltimore, MD 21202

Legg Mason Capital Management, LLC  (“LMCM”)
100 International Drive
Baltimore, MD  21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)
100 International Drive
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc. (“LMFA”)
100 International Drive
Baltimore, MD  21202

Legg Mason Funding, Corp. (“LMFC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)
620 8th Ave., 49th Floor
New York, NY 10018

Legg Mason, Inc.
100 International Drive
Baltimore, MD  21202

Legg Mason & Co. LLC (“LeggCo”)
100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)
El Regidor No 66
Piso 10
Las Condes, Santiago
Chile

Legg Mason Investment Counsel, LLC (“LMIC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)
100 International Drive
Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
620 8th Ave., 49th Floor
New York, NY 10018

Legg Mason Political Action Committee (“LMPAC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

Legg Mason Real Estate Capital II, Inc. (“LMREC II”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 International Drive
Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)
100 International Drive
Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)
100 International Drive
Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A.  (“LMIC”)
100 International Drive
Baltimore, MD  21202

LM BAM, Inc. (“LM BAM”)
46 Public Square, Suite 700
Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)
100 International Drive
Baltimore, MD 21202

LM Capital Support I (“LMCS I”)
100 International Drive
Baltimore, MD  21202

LM Capital Support II (“LMCS II”)
100 International Drive
Baltimore, MD  21202

LM Capital Support III (“LMCS III”)
100 International Drive
Baltimore, MD  21202

LM Capital Support IV (“LMCS IV”)
100 International Drive
Baltimore, MD  21202

LM Capital Support V (“LMCS V”)
100 International Drive
Baltimore, MD  21202

LM Holdings, Limited (“LM Holdings”)
155 Bishopsgate
London EC2M 3TY
England

LMRC II, Inc.  (“LMRC II”)
100 International Drive
Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)
100 International Drive
Baltimore, MD 21202

LMM LLC (“LMM”)
100 International Drive
Baltimore, MD  21202

LMRES Holdings (“LMRES Hldgs”)
100 International Drive
Baltimore, MD  21202

PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY  10019

Smith Barney Fund Management (“SBFM”)
100 First Stamford Place
Stamford, CT 06902

Western Asset Management Company  (“WAM”)
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  (“WAMCL”)
10 Exchange Square
Primrose Street
London  EC2A 2EN
England

Western Asset Management Company Ltd (“WAM Tokyo”)
Ote Center Building
1-1-3 Otemachi Chiyoda-ku
Tokyo 100-0004
Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 13
120 Collins Street
GPO Box 507
Melbourne Victoria 3000
Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A 2EN
England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)
1 George Street, #23-01
Singapore 049145

Item 32.                      Principal Underwriters

(a)           Legg Mason Investor Services, LLC ("LMIS"), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Charles Street Trust, Inc.; Legg Mason Capital Management Special Investment Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Capital Management Value Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Investment Trust, Inc.; Legg Mason Capital Management Growth Trust, Inc.; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust.

(b)           The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, LMIS.

Name and Principal	Position and Offices	Positions and Offices
Business Address*	with Underwriter – LMIS	with Registrant

Thomas J. Hirschmann	Co-Managing Director	None

Joseph A. Sullivan	Co-Managing Director	None

Jeremy O’Shea	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Matthew Schiffman	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Jason Bennett	Chief Financial Officer, Treasurer	None
and Financial Reporting Officer

Kenneth D. Cieprisz	Chief Compliance Officer	None
620 8th Avenue, 49th Floor
New York, NY 10018

Elizabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Stephen A. Scarpino	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

* All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c)           The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.  Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

State Street Bank and Trust Company		Legg Mason Partners Fund Advisor, LLC
P. O. Box 1713	and	620 Eighth Avenue
Boston, Massachusetts 02105		New York, New York 10018

Item 34.  Management Services - None

Item 35.  Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, hereby certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 23 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 19th day of October 2011.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By: /s/ R. Jay Gerken
R. Jay Gerken
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting*	Chairman and Trustee	October 19, 2011
Mark R. Fetting

/s/ R. Jay Gerken	President (Principal Executive	October 19, 2011
R. Jay Gerken	Officer) and Trustee

/s/ Ruby P. Hearn*	Trustee	October 19, 2011
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee	October 19, 2011
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee	October 19, 2011
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee	October 19, 2011
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee	October 19, 2011
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee	October 19, 2011
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee	October 19, 2011
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee	October 19, 2011
Robert M. Tarola

/s/ Kaprel Ozsolak	Chief Financial Officer	October 19, 2011
Kaprel Ozsolak	(Principal Financial and
Accounting Officer)

* By: /s/ Richard M. Wachterman
Richard M. Wachterman
Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.	LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of R. JAY GERKEN, RICHARD SENNETT, ERIN K. MORRIS, CHRISTOPHER BERARDUCCI, ROBERT I. FRENKEL, RICHARD M. WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Mark R. Fetting	May 26, 2011
Mark R. Fetting

/s/ R. Jay Gerken	May 26, 2011
R. Jay Gerken

/s/ Ruby P. Hearn	May 26, 2011
Ruby P. Hearn

/s/ Arnold L. Lehman	May 26, 2011
Arnold L. Lehman

/s/ Robin J.W. Masters	May 26, 2011
Robin J.W. Masters

/s/ Jill E. McGovern	May 26, 2011
Jill E. McGovern

/s/ Arthur S. Mehlman	May 26, 2011
Arthur S. Mehlman

/s/ Jennifer W. Murphy	May 26, 2011
Jennifer W. Murphy

/s/ G. Peter O’Brien	May 26, 2011
G. Peter O’Brien

/s/ S. Ford Rowan	May 26, 2011
S. Ford Rowan

/s/ Robert M. Tarola	May 26, 2011
Robert M. Tarola